Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Consumer Staples Portfolio
May 31, 2026
FOO-NPRT1-0726
1.802172.122
Common Stocks - 99.9%
	Shares	Value ($)
ITALY - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Investindustrial Advisors SpA rights (a)(b)	192,216	367,133
UNITED KINGDOM - 5.8%
Consumer Staples - 5.8%
Beverages - 1.9%
Diageo PLC	1,105,309	22,657,237
Food Products - 0.9%
Nomad Foods Ltd	1,126,023	11,417,873
Tobacco - 3.0%
British American Tobacco PLC ADR	580,700	35,881,453
TOTAL UNITED KINGDOM		69,956,563
UNITED STATES - 94.1%
Consumer Discretionary - 0.9%
Broadline Retail - 0.9%
Amazon.com Inc (b)	39,300	10,636,152
Consumer Staples - 93.2%
Beverages - 26.7%
Boston Beer Co Inc/The Class A (b)	28,500	5,052,480
Brown-Forman Corp Class B (d)	122,300	3,145,556
Celsius Holdings Inc (b)	139,700	4,647,819
Coca-Cola Co/The	2,041,718	161,316,139
Constellation Brands Inc Class A	207,984	28,872,339
Keurig Dr Pepper Inc	2,891,027	86,817,541
Monster Beverage Corp (b)	128,146	11,287,100
PepsiCo Inc	91,904	13,251,638
Primo Brands Corp Class A	213,300	5,289,840
		319,680,452
Consumer Staples Distribution & Retail - 30.5%
Albertsons Cos Inc Class A	826,200	12,896,982
BJ's Wholesale Club Holdings Inc (b)	298,900	25,490,192
Costco Wholesale Corp	114,200	109,211,745
Dollar Tree Inc (b)	108,500	12,633,740
Kroger Co/The	354,000	22,001,100
Performance Food Group Co (b)	91,700	9,004,023
Sprouts Farmers Market Inc (b)	143,041	11,818,047
Target Corp	397,700	50,535,739
US Foods Holding Corp (b)	204,700	16,754,695
Walmart Inc	817,000	94,567,750
		364,914,013
Food Products - 10.7%
Bunge Global SA	187,393	23,105,557
Darling Ingredients Inc (b)	51,400	3,037,740
Freshpet Inc (b)(d)	230,700	11,904,120
JM Smucker Co	153,600	15,851,520
Lamb Weston Holdings Inc (d)	180,200	7,781,036
McCormick & Co Inc/MD	128,600	6,091,782
Mondelez International Inc	940,597	57,536,318
Post Holdings Inc (b)	21,600	1,983,744
Simply Good Foods Co/The (b)(d)	76,700	883,584
		128,175,401
Household Products - 15.0%
Clorox Co/The	33,100	2,979,661
Energizer Holdings Inc (d)	1,621,066	29,535,823
Kimberly-Clark Corp	208,900	20,388,640
Procter & Gamble Co/The	880,482	126,401,996
		179,306,120
Personal Care Products - 6.7%
BellRing Brands Inc (b)	350,600	2,931,016
Edgewell Personal Care Co (d)	66,900	1,172,088
elf Beauty Inc (b)(d)	40,400	2,262,400
Estee Lauder Cos Inc/The Class A	157,455	14,005,622
Herbalife Ltd (b)	141,700	1,694,732
Kenvue Inc	3,343,000	57,767,040
		79,832,898
Tobacco - 3.6%
JUUL Labs Inc Class A (a)(b)(c)	3,694,166	7,609,982
Philip Morris International Inc	190,400	33,773,152
Turning Point Brands Inc	20,400	1,732,572
		43,115,706
TOTAL CONSUMER STAPLES		1,115,024,590
TOTAL UNITED STATES		1,125,660,742
TOTAL COMMON STOCKS (Cost $960,964,212)		1,195,984,438

Money Market Funds - 1.4%
	Yield (%)	Shares	Value ($)
Fidelity Securities Lending Cash Central Fund (e)(f) (Cost $16,470,443)	3.67	16,468,796	16,470,443

TOTAL INVESTMENT IN SECURITIES - 101.3% (Cost $977,434,655)	1,212,454,881
NET OTHER ASSETS (LIABILITIES) - (1.3)%	(15,362,817)
NET ASSETS - 100.0%	1,197,092,064

Legend

(a)	Level 3 security.
(b)	Non-income producing.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,609,982 or 0.6% of net assets.

(d)	Security or a portion of the security is on loan at period end.
(e)	Investment made with cash collateral received from securities on loan.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

At period end, the value of non-cash collateral for securities on loan amounted to $31,269,735.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
JUUL Labs Inc Class A	2/23/2024	3,749,468

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,814,218	50,633,671	52,447,889	20,795	-	-	-	-	0.0%
Fidelity Securities Lending Cash Central Fund	8,337,544	81,051,680	72,918,781	4,953	-	-	16,470,443	16,468,796	0.0%
Total	10,151,762	131,685,351	125,366,670	25,748	-	-	16,470,443

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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